Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend Income Fund
Bar Chart Table:
Annual Return 2019	10.47%
Annual Return 2020	8.57%
Annual Return 2021	2.83%
Annual Return 2022	(11.70%)